Impairment of Exploration and Evaluation and Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of Carrying amount of goodwill allocated to CGUs
The carrying amount of goodwill allocated to each CGU, or groups of CGUs and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount 1	Excess of recoverable amount over CGU carrying amount 2
		US$m	US$m
Australia	Pluto-Scarborough	2,955	7,656
Australia	NWS Gas	394	1,399
International	Shenzi	469	401
International	Atlantis	513	189
International	Other goodwill	283	107
Total		4,614

1.	Carrying amount of goodwill as at 31 December 2021 was nil.
2.	Amounts are with reference to the total CGU value including goodwill.

Summary of impairment loss recognised or reversed for cash-generating unit

An impairment reversal was recognised for Wheatstone (refer to Note A.1), with results as follows:

			Impairment reversal
			Oil and gas properties

Segment	CGU	Recoverable amount US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Total US$m
Australia	Wheatstone	3,456	87	30	783	900

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties
Changes in the following key assumptions have been estimated to result in a higher or lower carrying amount
1
than what was determined as at 31 December 2022:

		Sensitivity (US$m) 2

CGU	Discount rate increase 3	Discount rate decrease 3	Brent price increase	Brent price decrease	FX increase	FX decrease	Production increase 4	Production decrease 4

Wheatstone	(117)	127	294	(294)	(79)	79	116	(43)

1	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation, that would have been recognised had no impairment taken place.
2	The sensitivities represent the reasonable possible changes to discount rate, oil price, FX and production volumes assumptions.
3
The relationship between the discount rate and the carrying amount is non-linear and as such, sensitivities are unlikely to result in a symmetrical impact. Due to the non-linear relationship, the impact of changing the discount rate is likely to be greater at a lower discount rate than at a higher discount rate.

4
The relationship between production and the carrying amount is non-linear due to the proportion of fixed costs. Sensitivities are therefore unlikely to result in a symmetrical impact. A significant change in production volumes would typically require a reassessment of the asset concept and should not be interpreted in isolation.

Changes in the following key assumptions were estimated to result in a higher or lower carrying amounts
1
than what was determined as at 31 December 2021:

			Sensitivity (US$m) 2

			Discount rate: increase of 1% 3,4	Discount rate: decrease of 1%	Brent price: increase of 10%	Brent price: decrease of 10%	FX: increase of 12% 5	FX: decrease of 12%
Oil and gas properties	Producing and Development	Pluto-Scarborough	-	-	-	-	-	-
	Producing	North West Shelf	-	-	-	(13)	-	-
		Wheatstone	(159)	178	438	(438)	(122)	122
		NWS Oil (Okha)	(4)	4	39	(39)	(28)	28

1.	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation that would have been incurred had no impairment taken place.
2.	The sensitivities represent reasonable possible changes to the discount rate, oil price and FX assumptions.
3.	A change of 1% represents 100 basis points.
4.
The relationship between the discount rate and carrying amount is non-linear
and as such, the sensitivities are unlikely to result in a symmetrical impact. Due to the non-linear
relationship, the impact of changing the discount rate is likely to be greater at a lower discount rate than at a higher discount rate.

5.	FX sensitivity of +12%/-12% was determined based on historical 5-year standard deviation of AU$/US$.

Impairment of exploration and evaluation, oil and gas properties and goodwill
Impairment reversals were recognised for Pluto-Scarborough and NWS Gas (refer to Note A.1). The results were as follows:

			Impairment reversal
			Oil and gas properties
Segment	CGU	Recoverable amount US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Projects in development US$m	Total US$m
Producing and Development	Pluto-Scarborough	17,474	42	53	563	24	682
Producing	North West Shelf	2,425	2	13	348	13	376
	Total	19,899	44	66	911	37	1,058

Summary of nominal Brent oil Prices

	2023	2024	2025	2026	2027	2028
31 December 2022 1	87	78	74	76	77	79

31 December 2021 2	71	68	69	70	72	73

1. Long-term oil prices are based on US$70/bbl (2022 real terms) from 2025 and prices are escalated at 2.0% onwards.
2. Long-term oil prices are based on US$65/bbl (2022 real terms) from 2024 and prices are escalated at 2.0% onwards.

	2022	2023	2024	2025	2026	2027
31 December 2021 1	73	71	68	69	70	72

30 June 2020 2	57	62	67	72	73	75

1. Based on US$65/bbl (2022 real terms) from 2024
with
prices escalated at 2.0% annually thereafter.
2. Based on US$65/bbl (2020 real terms) from 2025 with prices escalated at 2.0% annually thereafter.

Summary of Assuming all Other Variables are Held Constant	Reasonably possible changes in these estimates
which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

	CGU	Commodity price 1		Nominal discount rate
		% change		(absolute terms)
Oil and gas properties	Pluto-Scarborough	N/A	2	N/A	2
Oil and gas properties	NWS Gas	N/A	2	N/A	2
Oil and gas properties	Shenzi	(7%	)	N/A	2
Oil and gas properties	Atlantis	(2%	)	10%
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $3/bbl) applies to Shenzi and Atlantis.
2.	Management considers there to be no reasonably possible changes in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.